UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04015
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
January 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Parametric Structured International Equity Fund Semiannual Report July 31, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2011
Eaton Vance
Parametric Structured International Equity Fund
Table of Contents

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	23
Officers and Trustees	26
Important Notices	27

Eaton Vance
Parametric Structured International Equity Fund
July 31, 2011
Performance1

Portfolio Managers	David Stein, Ph.D., Co-Portfolio Manager, Chief Investment Officer, Parametric Portfolio Associates LLC;
Thomas Seto, Co-Portfolio Manager, Director of Portfolio Management, Parametric Portfolio Associates LLC

	Class A	Class C	Class I
Symbol	EAISX	ECISX	EIISX
Inception Date	4/1/10	4/1/10	4/1/10

% Average Annual Total Returns at net asset value (NAV)

Six Months	1.73	1.47	1.91
One Year	17.11	16.30	17.35
Since Inception	9.09	8.36	9.34

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-4.13	0.47	1.91
One Year	10.32	15.30	17.35
Since Inception	4.35	8.36	9.34

% Maximum Sales Charge	Class A	Class C	Class I

	5.75	1.00	None

% Total Annual Operating Expense Ratios[2]	Class A	Class C	Class I

Gross	2.22	2.97	1.97
Net	1.50	2.25	1.25

% Comparative Performance[3]	Six Months	One Year	Since Inception

MSCI EAFE*	0.93	17.17	7.67
Lipper International Multi-Cap Core Average*	1.25	16.81	7.58

*	Source: MSCI; Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Parametric Structured International Equity Fund
July 31, 2011
Fund Profile
Geographic Allocation (% of common stocks)
Sector Allocation (% of net assets)

Top 10 Holdings (% of net assets)[4]

Telefonica SA	1.5
SAP AG	1.3
Novartis AG	1.2
Royal Dutch Shell PLC, Class A	1.2
Commonwealth Bank of Australia	1.1
Novo Nordisk A/S, Class B	1.0
L’Oreal SA	1.0
Royal Dutch Shell PLC, Class B	0.9
Roche Holding AG	0.9
Anheuser-Busch InBev NV	0.9

Total	11.0

See Endnotes and Additional Disclosures on page 4.

Eaton Vance
Parametric Structured International Equity Fund
July 31, 2011
Endnotes and Additional Disclosures
1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/12. Without this expense reimbursement, performance would have been lower.

3.	Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. This index is net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4.	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Eaton Vance
Parametric Structured International Equity Fund

July 31, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 – July 31, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(2/1/11)	(7/31/11)	(2/1/11 – 7/31/11)		Ratio

Actual
Class A	$1,000.00	$1,017.30	$7.50	**	1.50%
Class C	$1,000.00	$1,014.70	$11.24	**	2.25%
Class I	$1,000.00	$1,019.10	$6.26	**	1.25%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.40	$7.50	**	1.50%
Class C	$1,000.00	$1,013.60	$11.23	**	2.25%
Class I	$1,000.00	$1,018.60	$6.26	**	1.25%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2011.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

Eaton Vance
Parametric Structured International Equity Fund

July 31, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value

Australia — 6.5%

AGL Energy, Ltd.	11,040	$171,961
Amcor, Ltd.	30,753	237,373
Australia and New Zealand Banking Group, Ltd.	2,152	49,189
BHP Billiton, Ltd.	4,971	227,302
Commonwealth Bank of Australia	12,546	678,428
Computershare, Ltd.	14,586	131,210
CSL, Ltd.	3,400	114,619
Harvey Norman Holdings, Ltd.	17,439	41,726
Metcash, Ltd.	28,871	131,838
Newcrest Mining, Ltd.	1,038	45,264
Orica, Ltd.	8,807	248,185
Origin Energy, Ltd.	14,087	226,999
OZ Minerals, Ltd.	9,330	139,316
Qantas Airways, Ltd.(1)	42,852	86,849
Rio Tinto, Ltd.	2,015	176,539
Transurban Group	33,255	186,181
Wesfarmers, Ltd.	17,387	559,183
Wesfarmers, Ltd. PPS	5,769	188,045
Westpac Banking Corp.	6,900	154,491
Woolworths, Ltd.	5,236	154,909

		$3,949,607

Austria — 1.8%

Erste Group Bank AG	1,888	$90,266
Immofinanz AG(1)	22,066	85,093
OMV AG	5,998	239,094
Raiffeisen International Bank-Holding AG	3,693	184,641
Telekom Austria AG	9,241	113,278
Verbund AG	4,816	197,015
Vienna Insurance Group	3,057	162,499

		$1,071,886

Belgium — 3.5%

Anheuser-Busch InBev NV	9,773	$562,480
Bekaert SA NV	1,802	109,145
Belgacom SA	4,237	147,794
Colruyt SA	3,121	152,027
Delhaize Group	2,815	202,729
Groupe Bruxelles Lambert SA	2,358	198,848
KBC Groep NV	3,984	140,576
Mobistar SA	979	68,237
Solvay SA	1,620	243,934
UCB SA	3,391	155,962
Umicore	3,621	184,464

		$2,166,196

Denmark — 3.5%

A.P. Moller - Maersk A/S, Class A	17	$125,877
A.P. Moller - Maersk A/S, Class B	27	206,875
Carlsberg A/S, Class B	450	44,203
Coloplast A/S	1,650	253,673
Danske Bank A/S(1)	6,800	131,555
DSV A/S	6,800	150,761
Novo Nordisk A/S, Class B	5,100	623,836
Novozymes A/S, Class B	1,500	244,622
Tryg A/S	1,100	60,044
Vestas Wind Systems A/S(1)	10,000	220,463
William Demant Holding A/S(1)	1,100	96,394

		$2,158,303

Finland — 3.4%

Elisa Oyj	3,875	$83,279
Fortum Oyj	3,278	86,743
Kesko Oyj, Class B	2,878	111,677
Kone Oyj, Class B	6,214	360,247
Metso Oyj	151	7,381
Nokia Oyj	18,243	106,085
Nokian Renkaat Oyj	5,038	235,651
Orion Oyj, Class B	4,109	99,295
Pohjola Bank PLC	6,596	80,256
Rautaruukki Oyj	2,958	60,338
Sampo Oyj	6,863	209,039
Sanoma Oyj	4,925	86,222
Stora Enso Oyj	21,895	188,430
UPM-Kymmene Oyj	1,967	30,652
Wartsila Oyj(1)	11,008	316,814

		$2,062,109

France — 6.5%

Accor SA	283	$12,455
ADP	416	37,815
Air France-KLM(1)	4,608	55,448
Air Liquide SA	269	36,951
Alcatel-Lucent(1)	2,301	9,172
Atos Origin SA	2,041	112,408
bioMerieux	503	55,626
Carrefour SA	5,505	162,427

See Notes to Financial Statements.

Eaton Vance
Parametric Structured International Equity Fund

July 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France (continued)

Christian Dior SA	375	$59,934
Dassault Systemes SA	2,278	201,004
EDF SA	5,983	227,260
ERAMET	104	28,939
Essilor International SA	1,443	115,640
France Telecom SA	1,234	25,534
GDF Suez	14,189	463,993
Iliad SA	96	12,310
Imerys SA	1,266	86,927
JC Decaux SA(1)	2,748	75,932
L’Oreal SA	5,159	620,706
LVMH Moet Hennessy Louis Vuitton SA	1,275	233,698
M6-Metropole Television	2,433	55,525
Neopost SA	1,085	86,701
PPR SA	1,540	284,606
PSA Peugeot Citroen	4,858	184,154
Safran SA	250	10,392
Sanofi-Aventis	2,829	219,815
Societe BIC SA	1,142	107,845
Suez Environnement Co. SA	7,680	142,366
Total SA	1,634	88,315
Unibail-Rodamco SE	100	22,262
Vivendi SA	5,472	130,857

		$3,967,017

Germany — 6.1%

Bayer AG	174	$13,920
Bayerische Motoren Werke AG	2,963	296,216
Beiersdorf AG	3,055	196,811
Commerzbank AG(1)	1,434	5,451
Continental AG(1)	453	45,120
Daimler AG	4,623	335,147
Deutsche Lufthansa AG	7,466	150,305
Deutsche Post AG	8,370	147,778
Deutsche Telekom AG	9,367	146,010
E.ON AG	1,393	38,409
Fraport AG	1,362	109,128
Hannover Ruckversicherung AG	1,768	91,752
Henkel AG & Co. KGaA	3,819	208,367
Henkel AG & Co. KGaA Vorzug, PFC Shares	4,877	328,795
Infineon Technologies AG	12,033	120,740
Linde AG	403	72,221
Metro AG	3,279	181,000
Porsche Automobil Holding SE, PFC Shares	1,512	116,191
RWE AG	294	15,413
SAP AG	12,649	790,842
Volkswagen AG, PFC Shares	1,512	301,820

		$3,711,436

Greece — 0.8%

Coca-Cola Hellenic Bottling Co. SA(1)	11,253	$291,858
National Bank of Greece SA(1)	12,033	80,918
OPAP SA	2,957	49,052
Public Power Corp. SA	4,876	60,018

		$481,846

Hong Kong — 4.5%

Bank of East Asia, Ltd.	44,600	$172,138
BOC Hong Kong Holdings, Ltd.	94,500	282,080
Cathay Pacific Airways, Ltd.	54,000	125,095
Cheung Kong Infrastructure Holdings, Ltd.	20,000	114,855
CLP Holdings, Ltd.	10,000	92,545
Hang Lung Group, Ltd.	26,000	156,416
Hang Seng Bank, Ltd.	14,000	220,092
Henderson Land Development Co., Ltd.	6,000	37,906
Hong Kong & China Gas Co., Ltd.	120,760	296,308
Hopewell Holdings, Ltd.	26,500	85,937
Li & Fung, Ltd.	36,000	59,861
Lifestyle International Holdings, Ltd.	23,000	74,820
MTR Corp., Ltd.	47,500	160,821
Power Assets Holdings, Ltd.	38,000	315,946
Sands China, Ltd.(1)	31,600	95,108
Shangri-La Asia, Ltd.	50,000	128,454
Wharf Holdings, Ltd. (The)	33,000	241,545
Wing Hang Bank, Ltd.	8,000	85,798

		$2,745,725

Ireland — 1.2%

CRH PLC	13,286	$260,535
Elan Corp. PLC(1)	8,333	93,126
Kerry Group PLC	8,177	337,806
Ryanair Holdings PLC	12,915	59,404

		$750,871

Israel — 2.9%

Bank Hapoalim B.M.	37,385	$184,852
Bank Leumi le-Israel B.M.	36,892	171,244
Bezeq Israeli Telecommunication Corp., Ltd.	53,822	130,378
Cellcom Israel, Ltd.	2,648	68,890
Elbit Systems, Ltd.	2,073	98,059

See Notes to Financial Statements.

Eaton Vance
Parametric Structured International Equity Fund

July 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Israel (continued)

Israel Chemicals, Ltd.	13,935	$234,297
Israel Corp., Ltd.	85	92,202
Israel Discount Bank, Ltd., Series A(1)	34,198	66,050
Mizrahi Tefahot Bank, Ltd.	9,204	96,710
NICE-Systems, Ltd.(1)	2,140	76,268
Partner Communications Co., Ltd.	3,106	44,557
Teva Pharmaceutical Industries, Ltd. ADR	11,003	513,180

		$1,776,687

Italy — 4.4%

A2A SpA	44,452	$63,710
Atlantia SpA	8,822	163,343
Autogrill SpA	5,684	74,809
Banca Carige SpA	32,484	67,265
Enel Green Power SpA	10,175	25,411
Enel SpA	17,866	102,896
ENI SpA	24,815	539,256
EXOR SpA	3,825	114,926
Fiat SpA	8,786	86,809
Finmeccanica SpA	12,596	96,651
Intesa Sanpaolo SpA	18,467	42,600
Luxottica Group SpA	4,729	149,928
Mediaset SpA	23,918	102,478
Pirelli & C. SpA	18,714	194,038
Prysmian SpA	9,662	178,832
Snam Rete Gas SpA	41,171	237,687
Telecom Italia SpA	13,914	17,508
Tenaris SA	6,287	137,815
Terna-Rete Elettrica Nazionale SpA	44,126	200,087
UniCredit SpA	35,585	63,479

		$2,659,528

Japan — 11.8%

77 Bank, Ltd. (The)	14,000	$61,390
ABC-Mart, Inc.	1,100	42,477
All Nippon Airways Co., Ltd.	31,000	105,025
Aozora Bank, Ltd.	25,000	60,975
Bank of Kyoto, Ltd. (The)	13,000	118,656
Bank of Yokohama, Ltd. (The)	33,000	161,627
Canon Marketing Japan, Inc.	3,600	44,771
Canon, Inc.	900	43,390
Chiba Bank, Ltd. (The)	17,000	107,735
Chugai Pharmaceutical Co., Ltd.	7,300	129,632
Chugoku Bank, Ltd. (The)	7,000	89,038
Dainippon Sumitomo Pharma Co., Ltd.	7,300	74,201
DeNA Co., Ltd.	800	39,833
FamilyMart Co., Ltd.	3,100	117,128
Gunma Bank, Ltd. (The)	14,000	74,417
Hachijuni Bank, Ltd. (The)	15,000	83,233
Hamamatsu Photonics K.K.	5,100	229,493
Hiroshima Bank, Ltd. (The)	19,000	83,571
Honda Motor Co., Ltd.	9,100	361,051
Isetan Mitsukoshi Holdings, Ltd.	12,400	131,363
ITOCHU Techno-Solutions Corp.	1,600	63,270
Iyo Bank, Ltd. (The)	10,000	94,162
J. Front Retailing Co., Ltd.	12,000	56,947
Kamigumi Co., Ltd.	10,000	99,549
Kansai Paint Co., Ltd.	8,000	73,878
Keikyu Corp.	4,000	31,167
Keio Corp.	17,000	102,798
Keyence Corp.	900	254,461
Kintetsu Corp.	13,000	43,867
Kobe Steel, Ltd.	38,000	83,940
Kyowa Hakko Kirin Co., Ltd.	10,000	106,650
Lawson, Inc.	2,300	124,429
McDonald’s Holdings Co. (Japan), Ltd.	2,200	57,531
Mitsubishi Logistics Corp.	4,000	45,979
Mitsubishi Tanabe Pharma Corp.	8,000	144,948
Mizuho Trust & Banking Co., Ltd.	64,000	56,357
NGK Spark Plug Co., Ltd.	9,000	127,045
Nidec Corp.	1,900	189,041
Nippon Electric Glass Co., Ltd.	1,000	12,583
NTT DoCoMo, Inc.	252	466,301
Odakyu Electric Railway Co., Ltd.	20,000	172,607
OMRON Corp.	1,100	30,962
Ono Pharmaceutical Co., Ltd.	2,500	139,724
Oracle Corp. Japan	1,500	50,259
Oriental Land Co., Ltd.	1,700	159,346
Rakuten, Inc.	222	226,439
Santen Pharmaceutical Co., Ltd.	3,200	128,816
Sapporo Hokuyo Holdings, Inc.	12,800	55,325
Seven & i Holdings Co., Ltd.	1,100	31,366
Sharp Corp.	1,000	9,212
Shikoku Electric Power Co., Inc.	5,700	124,611
Shizuoka Bank, Ltd. (The)	14,000	131,675
Sumitomo Heavy Industries, Ltd.	5,000	35,137
Suruga Bank, Ltd.	6,000	52,081
Suzuken Co., Ltd.	2,900	72,785
Sysmex Corp.	2,400	91,770
Taisho Pharmaceutical Co., Ltd.	5,000	117,262
Takashimaya Co., Ltd.	13,000	96,796

See Notes to Financial Statements.

Eaton Vance
Parametric Structured International Equity Fund

July 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

Takeda Pharmaceutical Co., Ltd.	500	$23,849
TEIJIN, Ltd.	23,000	102,757
Toho Gas Co., Ltd.	20,000	109,626
Tokyo Gas Co., Ltd.	16,000	76,439
Toyo Seikan Kaisha, Ltd.	5,300	92,788
Trend Micro, Inc.	2,500	78,241
Tsumura & Co.	2,300	75,283
Uni-Charm Corp.	4,300	194,157
USS Co., Ltd.	950	75,611
Yahoo! Japan Corp.	144	51,072
Yakult Honsha Co., Ltd.	4,600	131,238
Yokogawa Electric Corp.(1)	9,600	84,811

		$7,215,954

Netherlands — 5.0%

Akzo Nobel NV	5,007	$305,841
ASML Holding NV	10,827	385,699
Delta Lloyd NV	1,327	28,999
European Aeronautic Defence & Space Co.	5,626	195,062
Heineken Holding NV	2,434	123,674
Koninklijke Ahold NV	25,043	333,458
Koninklijke DSM NV	4,351	246,695
Koninklijke KPN NV	34,007	484,974
Koninklijke Vopak NV	1,134	56,597
Philips Electronics NV	9,424	234,069
PostNL NV	13,238	103,364
QIAGEN NV(1)	7,075	119,000
Royal Boskalis Westminster NV	4,477	188,343
TNT Express NV(1)	1,173	11,883
Unilever NV - NY Shares	7,756	251,877

		$3,069,535

New Zealand — 0.7%

Auckland International Airport, Ltd.	64,364	$127,697
Contact Energy, Ltd.(1)	14,864	67,648
Fletcher Building, Ltd.	822	5,871
Sky City Entertainment Group, Ltd.	32,464	104,903
Telecom Corporation of New Zealand, Ltd.	57,843	132,996

		$439,115

Norway — 3.5%

DnB NOR ASA	18,000	$261,758
Norsk Hydro ASA	56,900	405,044
Orkla ASA	28,300	265,951
Seadrill, Ltd.	4,300	149,675
Statoil ASA	22,374	551,445
Telenor ASA	23,600	394,431
Yara International ASA	1,700	97,104

		$2,125,408

Portugal — 1.2%

Banco Comercial Portugues SA(1)	73,376	$33,850
Banco Espirito Santo SA	3,637	13,764
Brisa Auto-Estradas de Portugal SA	6,176	28,720
CIMPOR-Cimentos de Portugal, SGPS, SA	8,764	68,050
EDP - Energias de Portugal SA	46,394	161,179
Galp Energia, SGPS, SA, Class B	5,731	129,442
Jeronimo Martins, SGPS, SA	7,872	154,030
Portugal Telecom, SGPS, SA	14,661	126,407

		$715,442

Singapore — 4.3%

Ascendas Real Estate Investment Trust	60,000	$101,612
Capitaland, Ltd.	4,000	9,618
ComfortDelGro Corp., Ltd.	12,000	14,278
DBS Group Holdings, Ltd.	29,000	373,717
Genting Singapore PLC(1)	155,000	244,170
Jardine Cycle & Carriage, Ltd.	5,000	200,627
Neptune Orient Lines, Ltd.	7,000	8,354
Olam International, Ltd.	5,000	10,930
Oversea-Chinese Banking Corp., Ltd.	59,000	486,600
Singapore Airlines, Ltd.	15,000	176,588
Singapore Press Holdings, Ltd.	57,000	186,431
Singapore Telecommunications, Ltd.	128,000	356,638
StarHub, Ltd.	7,000	16,393
United Overseas Bank, Ltd.	27,000	457,932

		$2,643,888

Spain — 4.7%

Abertis Infraestructuras SA	8,118	$149,339
Acerinox SA	3,384	55,844
Banco de Valencia SA(1)	11,854	23,196
Banco Popular Espanol SA	10,584	54,672
Bankinter SA	7,777	47,940
Criteria Caixacorp SA	26,105	150,776
Distribuidora Internacional de Alimentacion SA(1)	1,601	6,786
Enagas	5,410	123,254
Gestevision Telecinco SA	2,512	23,518
Grifols SA(1)	4,550	99,450
Iberdrola SA	50,776	412,586

See Notes to Financial Statements.

Eaton Vance
Parametric Structured International Equity Fund

July 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Spain (continued)

Indra Sistemas SA	3,294	$65,290
Industria de Diseno Textil SA	3,767	340,622
International Consolidated Airlines Group SA(1)	31,495	122,097
Red Electrica Corp. SA	3,126	170,250
Telefonica SA	41,423	923,299
Zardoya Otis SA	6,215	89,878

		$2,858,797

Sweden — 4.7%

Atlas Copco AB, Class B	9,200	$193,417
Boliden AB	19,950	344,799
Electrolux AB, Series B	19,600	370,417
Hennes & Mauritz AB, Class B	8,500	290,611
Millicom International Cellular SA SDR	2,300	275,153
Nordea Bank AB	39,000	414,805
Skandinaviska Enskilda Banken AB, Class A	1,200	9,133
Skanska AB	10,400	169,125
Swedbank AB, Class A	3,300	57,786
Tele2 AB, Class B	10,000	212,659
Telefonaktiebolaget LM Ericsson, Class B	13,049	163,904
TeliaSonera AB	44,500	340,300

		$2,842,109

Switzerland — 6.2%

ABB, Ltd.(1)	2,855	$68,382
Actelion, Ltd.(1)	3,241	164,556
Adecco SA(1)	543	32,630
Baloise Holding AG	1,263	125,636
Compagnie Financiere Richemont AG, Class A	1,200	77,501
Kuehne & Nagel International AG	1,641	229,417
Lindt & Spruengli AG	2	76,514
Lindt & Spruengli AG PC	37	120,583
Logitech International SA(1)	9,992	95,952
Novartis AG	12,185	746,966
Roche Holding AG	3,139	563,281
Schindler Holding AG	1,417	165,636
Schindler Holding AG PC	1,390	163,432
SGS SA	148	287,479
Sonova Holding AG(1)	1,346	127,494
Straumann Holding AG	353	80,399
Swatch Group, Ltd. (The)	2,005	306,157
Swisscom AG	647	311,419
Synthes, Inc.(2)	242	43,631

		$3,787,065

United Kingdom — 12.2%

Aggreko PLC	780	$24,708
Anglo American PLC	635	30,056
Antofagasta PLC	3,764	86,444
ARM Holdings PLC	16,210	154,564
AstraZeneca PLC	896	43,536
Autonomy Corp. PLC(1)	6,917	190,348
BAE Systems PLC	42,915	213,653
Barclays PLC	10,792	39,159
BG Group PLC	17,741	418,272
BHP Billiton PLC	10,734	400,969
BP PLC	63,949	481,960
Centrica PLC	82,244	412,876
Compass Group PLC	14,601	137,313
Experian PLC	27,172	357,187
GlaxoSmithKline PLC	6,265	139,679
Kingfisher PLC	64,541	266,548
Lloyds Banking Group PLC(1)	21,106	14,909
Next PLC	5,561	216,160
Petrofac, Ltd.	8,289	189,646
Reckitt Benckiser Group PLC	565	31,971
Rolls-Royce Holdings PLC(1)	16,721	178,517
Royal Bank of Scotland Group PLC(1)	96,918	56,236
Royal Dutch Shell PLC, Class A	20,385	746,694
Royal Dutch Shell PLC, Class B	15,653	573,145
SABMiller PLC	10,251	382,944
Sage Group PLC (The)	41,679	187,255
Scottish and Southern Energy PLC	1,627	34,861
Serco Group PLC	14,558	128,800
Shire PLC	13,094	454,476
Standard Chartered PLC	2,277	58,004
Tesco PLC	16,873	105,986
Tullow Oil PLC	6,888	138,379
Vodafone Group PLC	84,595	237,234
Whitbread PLC	3,152	80,334
WM Morrison Supermarkets PLC	45,651	217,452

		$7,430,275

Total Common Stocks
(identified cost $58,046,969)		$60,628,799

See Notes to Financial Statements.

Eaton Vance
Parametric Structured International Equity Fund

July 31, 2011

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.7%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	$448,610	$448,610

Total Short-Term Investments
(identified cost $448,610)		$448,610

Total Investments — 100.1%
(identified cost $58,495,579)		$61,077,409

Other Assets, Less Liabilities — (0.1)%		$(84,697)

Net Assets — 100.0%		$60,992,712

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt
PC	- Participation Certificate
PFC Shares	- Preference Shares
PPS	- Partially Protected Shares
SDR	- Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011.

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value

Euro	38.4%	$23,457,380
British Pound Sterling	12.3	7,487,558
Japanese Yen	11.8	7,215,954
Australian Dollar	6.5	3,949,607
Swiss Franc	6.2	3,787,065
Swedish Krona	4.7	2,842,109
Hong Kong Dollar	4.5	2,745,725
Singapore Dollar	4.3	2,643,888
Danish Krone	3.5	2,158,303
Norwegian Krone	3.5	2,125,408
Israeli Shekel	2.1	1,263,507
United States Dollar	1.6	961,790
New Zealand Dollar	0.7	439,115

Total Investments	100.1%	$61,077,409

Sector Classification of Portfolio

	Percentage
Sector	of Net Assets	Value

Financials	14.0%	$8,564,690
Industrials	13.2	8,081,282
Consumer Discretionary	12.7	7,744,512
Consumer Staples	11.2	6,849,384
Health Care	9.9	6,042,474
Materials	8.6	5,238,571
Telecommunication Services	8.4	5,135,979
Energy	7.6	4,610,137
Utilities	7.5	4,545,953
Information Technology	6.3	3,815,817
Other	0.7	448,610

Total Investments	100.1%	$61,077,409

See Notes to Financial Statements.

Eaton Vance
Parametric Structured International Equity Fund

July 31, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2011

Unaffiliated investments, at value (identified cost, $58,046,969)	$60,628,799
Affiliated investment, at value (identified cost, $448,610)	448,610
Foreign currency, at value (identified cost, $22,978)	23,065
Dividends receivable	51,396
Interest receivable from affiliated investment	115
Receivable for Fund shares sold	223,745
Tax reclaims receivable	67,849
Receivable from affiliates	29,008

Total assets	$61,472,587

Liabilities

Payable for investments purchased	$315,381
Payable for Fund shares redeemed	69,697
Payable to affiliates:
Investment adviser and administration fee	47,811
Distribution and service fees	1,959
Accrued expenses	45,027

Total liabilities	$479,875

Net Assets	$60,992,712

Sources of Net Assets

Paid-in capital	$57,016,720
Accumulated net realized gain	521,828
Accumulated undistributed net investment income	865,997
Net unrealized appreciation	2,588,167

Total	$60,992,712

Class A Shares

Net Assets	$8,816,711
Shares Outstanding	790,592
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.15
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.83

Class C Shares

Net Assets	$268,284
Shares Outstanding	24,266
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.06

Class I Shares

Net Assets	$51,907,717
Shares Outstanding	4,641,760
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.18

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Parametric Structured International Equity Fund

July 31, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	July 31, 2011

Dividends (net of foreign taxes, $153,139)	$1,248,560
Interest allocated from affiliated investment	234
Expenses allocated from affiliated investment	(39)

Total investment income	$1,248,755

Expenses

Investment adviser and administration fee	$254,603
Distribution and service fees
Class A	7,649
Class C	859
Trustees’ fees and expenses	1,281
Custodian fee	51,444
Transfer and dividend disbursing agent fees	19,477
Legal and accounting services	17,130
Printing and postage	10,746
Registration fees	31,556
Miscellaneous	6,682

Total expenses	$401,427

Deduct —
Reduction of custodian fee	$193
Allocation of expenses to affiliates	57,405

Total expense reductions	$57,598

Net expenses	$343,829

Net investment income	$904,926

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$629,138
Investment transactions allocated from affiliated investment	34
Foreign currency transactions	(7,406)

Net realized gain	$621,766

Change in unrealized appreciation (depreciation) —
Investments	$(699,648)
Foreign currency	4,485

Net change in unrealized appreciation (depreciation)	$(695,163)

Net realized and unrealized loss	$(73,397)

Net increase in net assets from operations	$831,529

See Notes to Financial Statements.

Eaton Vance
Parametric Structured International Equity Fund

July 31, 2011

Statements of Changes in Net Assets

	Six Months Ended
	July 31, 2011	Period Ended
Increase (Decrease) in Net Assets	(Unaudited)	January 31, 2011(1)

From operations —
Net investment income	$904,926	$291,927
Net realized gain (loss) from investment and foreign currency transactions	621,766	(109,218)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(695,163)	3,283,330

Net increase in net assets from operations	$831,529	$3,466,039

Distributions to shareholders —
From net investment income
Class A	$–	$(19,311)
Class C	–	(1,081)
Class I	–	(311,994)

Total distributions to shareholders	$–	$(332,386)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,927,129	$3,883,157
Class C	290,021	168,777
Class I	40,016,818	39,158,543
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	–	19,233
Class C	–	1,013
Class I	–	44,102
Cost of shares redeemed
Class A	(1,735,497)	(488,006)
Class C	(168,434)	(20,673)
Class I	(30,871,298)	(197,382)
Redemption fees	–	27

Net increase in net assets from Fund share transactions	$14,458,739	$42,568,791

Net increase in net assets	$15,290,268	$45,702,444

Net Assets

At beginning of period	$45,702,444	$–

At end of period	$60,992,712	$45,702,444

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$865,997	$(38,929)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Parametric Structured International Equity Fund

July 31, 2011

Financial Highlights

	Class A

	Six Months Ended
	July 31, 2011		Period Ended
	(Unaudited)		January 31, 2011(1)

Net asset value — Beginning of period	$10.960		$10.000

Income (Loss) From Operations

Net investment income (loss)(2)	$0.180		$(0.020)
Net realized and unrealized gain	0.010		1.058

Total income from operations	$0.190		$1.038

Less Distributions

From net investment income	$–		$(0.078)

Total distributions	$–		$(0.078)

Redemption fees(2)	$–		$0.000	(3)

Net asset value — End of period	$11.150		$10.960

Total Return(4)	1.73	%(5)	10.39	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,817		$3,578
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.50	%(8)	1.50	%(8)
Net investment income (loss)	3.23	%(8)	(0.22	)%(8)
Portfolio Turnover	20	%(5)	15	%(5)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.21% and 0.72% of average daily net assets for the six months ended July 31, 2011 and the period ended January 31, 2011, respectively).
(8)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Parametric Structured International Equity Fund

July 31, 2011

Financial Highlights — continued

	Class C

	Six Months Ended
	July 31, 2011		Period Ended
	(Unaudited)		January 31, 2011(1)

Net asset value — Beginning of period	$10.900		$10.000

Income (Loss) From Operations

Net investment income (loss)(2)	$0.124		$(0.076)
Net realized and unrealized gain	0.036		1.044

Total income from operations	$0.160		$0.968

Less Distributions

From net investment income	$–		$(0.068)

Total distributions	$–		$(0.068)

Redemption fees(2)	$–		$0.000	(3)

Net asset value — End of period	$11.060		$10.900

Total Return(4)	1.47	%(5)	9.69	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$268		$155
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.25	%(8)	2.25	%(8)
Net investment income (loss)	2.24	%(8)	(0.86	)%(8)
Portfolio Turnover	20	%(5)	15	%(5)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.21% and 0.72% of average daily net assets for the six months ended July 31, 2011 and the period ended January 31, 2011, respectively).
(8)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Parametric Structured International Equity Fund

July 31, 2011

Financial Highlights — continued

	Class I

	Six Months Ended
	July 31, 2011		Period Ended
	(Unaudited)		January 31, 2011(1)

Net asset value — Beginning of period	$10.970		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.189		$0.102
Net realized and unrealized gain	0.021		0.950

Total income from operations	$0.210		$1.052

Less Distributions

From net investment income	$–		$(0.082)

Total distributions	$–		$(0.082)

Redemption fees(2)	$–		$0.000	(3)

Net asset value — End of period	$11.180		$10.970

Total Return(4)	1.91	%(5)	10.54	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$51,908		$41,969
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.25	%(8)	1.25	%(8)
Net investment income	3.40	%(8)	1.20	%(8)
Portfolio Turnover	20	%(5)	15	%(5)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.21% and 0.72% of average daily net assets for the six months ended July 31, 2011 and the period ended January 31, 2011, respectively).
(8)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Parametric Structured International Equity Fund

July 31, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Parametric Structured International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another.

These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

Eaton Vance
Parametric Structured International Equity Fund

July 31, 2011

Notes to Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

At January 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $94,897 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on January 31, 2019. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after January 31, 2011.

As of July 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from April 1, 2010 to January 31, 2011 remains subject to examination by the Internal Revenue Service.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Fund. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J Redemption Fees — Upon the redemption or exchange of shares by Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Class A and Class I shares are no longer subject to a redemption fee.

K Interim Financial Statements — The interim financial statements relating to July 31, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Eaton Vance
Parametric Structured International Equity Fund

July 31, 2011

Notes to Financial Statements (Unaudited) — continued

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administration services rendered to the Fund. The fee is computed at an annual rate of 0.95% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended July 31, 2011, the investment adviser and administration fee amounted to $254,603 or 0.95% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund.

EVM and Parametric have agreed to waive their fees and reimburse expenses to the extent that total annual operating expenses exceed 1.50%, 2.25% and 1.25% of the average daily net assets of Class A, Class C and Class I, respectively, through May 31, 2012. Thereafter, the waiver and reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and Parametric waived fees and reimbursed expenses in total of $57,405 for the six months ended July 31, 2011.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended July 31, 2011, EVM earned $121 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $550 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2011. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2011 amounted to $7,649 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2011, the Fund paid or accrued to EVD $644 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2011 amounted to $215 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended July 31, 2011, the Fund was informed that EVD received approximately $20 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $26,244,042 and $10,972,718, respectively, for the six months ended July 31, 2011.

Eaton Vance
Parametric Structured International Equity Fund

July 31, 2011

Notes to Financial Statements (Unaudited) — continued

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	July 31, 2011	Period Ended
Class A	(Unaudited)	January 31, 2011(1)

Sales	617,787	371,764
Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,789
Redemptions	(153,793)	(46,955)

Net increase	463,994	326,598

	Six Months Ended
	July 31, 2011	Period Ended
Class C	(Unaudited)	January 31, 2011(1)

Sales	25,771	16,033
Issued to shareholders electing to receive payments of distributions in Fund shares	—	95
Redemptions	(15,741)	(1,892)

Net increase	10,030	14,236

	Six Months Ended
	July 31, 2011	Period Ended
Class I	(Unaudited)	January 31, 2011(1)

Sales	3,483,450	3,839,295
Issued to shareholders electing to receive payments of distributions in Fund shares	—	4,099
Redemptions	(2,666,463)	(18,621)

Net increase	816,987	3,824,773

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.

For the period ended January 31, 2011, the Fund received $27 in redemption fees.

At July 31, 2011, a donor advised fund (established and maintained by a public charity) managed by EVM and an EVM retirement plan owned 14.1% and 15.4%, respectively, of the value of the outstanding shares of the Fund.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,539,549

Gross unrealized appreciation	$4,883,704
Gross unrealized depreciation	(2,345,844)

Net unrealized appreciation	$2,537,860

Eaton Vance
Parametric Structured International Equity Fund

July 31, 2011

Notes to Financial Statements (Unaudited) — continued

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million ($600 million effective September 12, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% (0.08% effective September 12, 2011) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fee during the six months ended July 31, 2011.

10 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$315,945	$16,678,344		$—	$16,994,289
Developed Europe	2,554,643	39,303,180		—	41,857,823
Middle East/Africa	513,180	1,263,507		—	1,776,687

Total Common Stocks	$3,383,768	$57,245,031	*	$—	$60,628,799

Short-Term Investments	$—	$448,610		$—	$448,610

Total Investments	$3,383,768	$57,693,641		$—	$61,077,409

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of January 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Parametric Structured International Equity Fund

July 31, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

Eaton Vance
Parametric Structured International Equity Fund

July 31, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory and administrative agreement of Eaton Vance Parametric Structured International Equity Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in global markets. The Board noted the Adviser’s in-house equity research capabilities. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitive-based investment strategies.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Eaton Vance
Parametric Structured International Equity Fund

July 31, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board also noted that the Adviser had agreed to waive fees and/or pay expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Parametric Structured International Equity Fund

July 31, 2011

Officers and Trustees

Officers of Eaton Vance Parametric Structured International Equity Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Parametric Structured International Equity Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Parametric Structured International Equity Fund

July 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser
Parametric Portfolio Associates LLC
1918 Eighth Avenue, Suite 3100
Seattle, WA 98101

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4736-9/11	SIESRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management

Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson Duncan W. Richardson President
Date: September 12, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell Treasurer
Date: September 12, 2011

By:	/s/ Duncan W. Richardson Duncan W. Richardson President
Date: September 12, 2011